TAXATION (Details 3)	9 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
TAXATION
Current income tax expense		¥ 284,983,115	¥ 185,363,921
Deferred tax (benefit)/expense	$ 17,893,295	113,722,624	(41,163,681)
Income tax expense	$ 62,732,982	¥ 398,705,739	¥ 144,200,240
Withholding tax rate (as a percent)	10.00%	10.00%